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                     UNITED STATES SECURITIES
                      AND EXCHANGE COMMISSION         OMB APPROVAL
                      WASHINGTON, D.C. 20549
                                                      OMB Number:      3235-0456
                            FORM 24F-2                Expires:   August 31, 2003
                 ANNUAL NOTICE OF SECURITIES SOLD     Estimated average burden
                      PURSUANT TO RULE 24f-2          hours per response.......1



  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


 1.    Name and address of issuer:
       Hartford Life and Annuity Insurance Company Separate Account Three P.O. Box 2999
       Hartford, CT 06104-2199

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /




 3.    Investment Company Act File Number:  811-8580


       Securities Act File Number: 33-80732



 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2001

 4(b). / /     Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.


 4(c). / /     Check box if this is the last time the issuer will be filing this
               Form.
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 5. Calculation of registration fee:
    (i)     Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):                                     $ 688,162,988
    (ii)    Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $ 559,337,372
    (iii)   Aggregate price of securities redeemed or
            repurchased during any PRIOR fiscal year ending
            no earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission                              $           0
    (iv)    Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                                                  $ 559,337,372
    (v)     Net sales -- if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                               $ 128,825,616

    (vi)    Redemption credits available for use in future
            years -- if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:
                                                                   $(           )

    (vii)   Multiplier for determining registration fee
            (See Instruction C.9):                                                            X  .000092
    (viii)  Registration fee due [multiply Item 5(v) by
            Item 5(vii)] (enter "0" if no fee is due):                                =    $      11,852




 6.  Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      _______________.


 7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
      Instruction D):


                                                                                         + $


 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                                      =    $      11,852

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 18, 2002

     Method of Delivery:

               /X/   Wire Transfer
               / /   Mail or other means

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                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/
   ----------------------------------------------
   Douglas G. Boains
   Assistant Director

Date   March 18, 2002

* Please print the name and title of the signing officer below the signature.